Subsequent Events (Details Narrative) - USD ($)													1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 14, 2023	Aug. 03, 2023	Jul. 31, 2023	Jul. 26, 2023	Apr. 28, 2023	Apr. 28, 2023	Mar. 29, 2023	Mar. 10, 2023	Feb. 28, 2023	Feb. 20, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2028	Apr. 28, 2028
Subsequent Event [Line Items]
Milestone payment description									The Company entered into a License Agreement with L&F Research LLC (“L&F Research”) effective December 15, 2015, as amended (the “L&F License Agreement”) pursuant to which L&F granted us an exclusive royalty-bearing, worldwide, sublicensable license under the patent and intellectual property rights and know-how specific to and for the development and commercialization of VAR 200, for the treatment, inhibition or prevention of kidney disease in humans and symptoms thereof, including focal segmental glomerulosclerosis. On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waived L&F’s right to terminate the L&F License Agreement or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”).
Cash payment										$ 5,000
Stock option to purchase
Financial Designation, Predecessor and Successor [Fixed List]												Successor	Successor	Successor		Successor	Predecessor	Predecessor	Successor	Predecessor
Stock option exercise price per share														$ 0.44
Interest rate										2.00%
Offering price																	$ 2.27			$ 3.25
Aggregate common stock exercise price share												$ 11.50	$ 11.50	$ 1.00		$ 1.00			$ 11.50
Cash												$ 5,902,199	$ 5,902,199	$ 228,693		$ 228,693			$ 5,902,199
Working capital deficit														9,400,000		9,400,000
Net loss													75,018	78,513,093	$ 3,543,950	82,057,043
Net cash used In operating activities													3,393,888			4,997,072
Accumulated deficit												$ 4,921,178	4,921,178	$ 86,978,221		$ 86,978,221			$ 4,921,178
Minimum [Member]
Subsequent Event [Line Items]
Stock option exercise price per share																$ 0.44
Maximum [Member]
Subsequent Event [Line Items]
Stock option exercise price per share																$ 2.23
Common Stock [Member]
Subsequent Event [Line Items]
Stock option to purchase						4,965,125
Number of shares issues					11,015,500
Warrants to purchase common shares					11,015,500	11,015,500
Proceeds from public offering					$ 11,000,000.0
Aggregate common stock exercise price share					$ 1.00	$ 1.00
Stock Redeemed or Called During Period, Shares															65,783
Net loss
Warrant [Member]
Subsequent Event [Line Items]
Offering price												$ 1,000	$ 1,000						$ 1,000
Aggregate common stock exercise price share												$ 11.50	$ 11.50						$ 11.50
Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness							$ 351,579		$ 351,579
Cash payment							648,421		$ 648,421
Maturity date									Mar. 31, 2023
Waiver B [Member]
Subsequent Event [Line Items]
Cash payment									$ 500,000
Maturity date									Jan. 31, 2024
Subsequent Event [Member]
Subsequent Event [Line Items]
Milestone payment description									On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”).
Cash payment										$ 260,000
Minimum waiver amount									$ 30,000,000
Stock option to purchase								13,000			100,000
Stock option exercise price per share								$ 2.26			$ 2.11
Interest rate										2.00%
Purchase of common stock and warrants				12,727,273
Offering price				$ 0.165
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issues	7,121,213			3,256,060
Proceeds from public offering	$ 966,000			$ 2,100,000
Subsequent Event [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares			9,471,213	9,471,213
Proceeds from public offering			$ 947
Aggregate common stock exercise price share			$ 0.0001	$ 0.165
Warrants term				5 years
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Aggregate common stock exercise price share				$ 0.0001
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares issues	7,121,213
Warrants to purchase common shares	7,121,213			1,377,996
Aggregate common stock exercise price share	$ 0.1357
Warrants term	5 years
Subsequent Event [Member] | Warrant [Member] | Three Investor [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate common stock exercise price share																						$ 1.00
Subsequent Event [Member] | Warrant [Member] | Three Investor [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate common stock exercise price share																					$ 0.165
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Cash payment		$ 230,000
Warrants to purchase common shares		86,250
Aggregate common stock exercise price share		$ 2.00
Stock Redeemed or Called During Period, Shares		150
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Stock option to purchase								5,000
Subsequent Event [Member] | Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness									351,579
Cash payment							$ 648,421		$ 648,421
Maturity date									Mar. 31, 2023
Subsequent Event [Member] | Waiver B [Member]
Subsequent Event [Line Items]
Cash payment									$ 500,000
Maturity date									Jan. 31, 2024